Related Parties (Details 1) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
The Company’s and subsidiaries traded notes	₪ 19,230	₪ 116,130
Benefits payable to key management personnel	1,674	3,499
Balances with related parties	₪ 20,904	₪ 119,629